Earnings Per Share	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Earnings Per Share
11.	Earnings Per Share

Basic earnings per share is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common stock outstanding during the period using the treasury stock method. The components of basic and diluted earnings per share are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2015 $	June 30, 2014 $	June 30, 2015 $	June 30, 2014 $
Net income	44,242	4,589	83,227	31,021

Weighted average number of common shares – basic	116,150,985	83,676,425	115,600,570	83,646,230

Dilutive effect of stock-based awards	574,443	290,449	581,680	316,165

Weighted average number of common shares – diluted	116,725,428	83,966,874	116,182,250	83,962,395

Earnings per common share:
– Basic	0.38	0.05	0.72	0.37
– Diluted	0.38	0.05	0.72	0.37

Stock-based awards, which have an anti-dilutive effect on the calculation of diluted earnings per common share, are excluded from this calculation. For the three and six months ended June 30, 2015, options to acquire 58,434 shares of the Company’s Class A common stock had an anti-dilutive effect on the calculation of diluted earnings per common share.